INVESTMENTS IN REAL ESTATE SECURITIES - Credit Quality (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments In Real Estate Securities - Credit Quality Details 5
Real estate securities acquired with credit quality deterioration, face amount	$ 729,895	$ 342,013
Real estate securities acquired with credit quality deterioration, carrying value	$ 483,680	$ 212,129